RELATED PARTY TRANSACTIONS (Compensation expense recognized for key management personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Related Party [Abstract]
Short-term employee benefits	$ 7,894	$ 12,296
Post-employment benefits	181	907
Share-based payments	24,826	30,460
Key management personnel compensation	$ 32,901	$ 43,663